Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Ordinary Shares		Shares Subscription Receivables	Additional Paid-in Capital	Accumulated Income	Accumulated other Comprehensive Loss	Total
Balance at Dec. 31, 2022						$ 5,200	[1]	$ (5,200)	$ 392,356	$ 9,811,119	$ (783,855)	$ 9,419,620
Balance (in Shares) at Dec. 31, 2022						52,000,000	[1]
Net income										5,567,174		5,567,174
Foreign currency translation adjustment											69,525	69,525
Balance at Dec. 31, 2023						$ 5,200	[1]	(5,200)	392,356	15,378,293	(714,330)	15,056,319
Balance (in Shares) at Dec. 31, 2023	[1]					52,000,000
Redesignation of authorized ordinary shares		$ 4,180	[1]	$ 1,020	[1]	$ (5,200)	[1]
Redesignation of authorized ordinary shares (in Shares)	[1]	41,796,040		10,203,960		(52,000,000)
Net income										6,476,772		6,476,772
Foreign currency translation adjustment											(783,940)	(783,940)
Balance at Dec. 31, 2024		$ 4,180	[1]	$ 1,020	[1]			(5,200)	392,356	21,855,065	(1,498,270)	20,749,151
Balance (in Shares) at Dec. 31, 2024	[1]	41,796,040		10,203,960
Issuance of shares pursuant to IPO, net of offering costs		$ 230							9,827,973			9,828,203
Issuance of shares pursuant to IPO, net of offering costs (in Shares)	[1]	2,300,000
Net income										11,811,614		11,811,614
Foreign currency translation adjustment											(567,842)	(567,842)
Balance at Dec. 31, 2025		$ 4,410	[1]	$ 1,020	[1]			$ (5,200)	$ 10,220,329	$ 33,666,679	$ (2,066,112)	$ 41,821,126
Balance (in Shares) at Dec. 31, 2025		44,096,040	[1]	10,203,960	[1]

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (Note 1) and the additional share issuance on pro rata basis (Note 12).